Basis of preparation of half-year condensed consolidated financial statements	6 Months Ended
Jun. 30, 2022
Disclosure Of Interim Financial Reporting [Abstract]
Basis of preparation of half-year condensed consolidated financial statements
3.	Basis of preparation of half-year condensed consolidated financial statements
These unaudited interim condensed
consolidated financial statements as of and for the
six-months
ended June 30, 2022, have been prepared in accordance with International Accounting Standard (“IAS”) 34
Interim Financial Reporting
.
They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the consolidated and carve-out
financial statements for the year ended 31 December 2021, 2020 and 2019 approved on April 6, 2022.
The accounting policies adopted are consistent with those of the previous financial year and with the corresponding interim reporting period, except for the estimation of income tax and the adoption of new and amended standards as set out below.